LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Right of use assets

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Property, Plant and Equipment by right of use, Net
Land	195,290	72,384
Buildings	16,731	20,682
Plant and equipment	66,709	17,198
Information technology equipment	157	224
Fixtures and fittings	-	218
Motor vehicles	24,437	55,093
Other property, plant and equipment	3,163	14,307
Total Net	306,487	180,106

Property, Plant and Equipment by right of use, Gross

Land	230,231	94,283
Buildings	32,610	32,625
Plant and equipment	86,870	31,235
Information technology equipment	630	652
Fixtures and fittings	-	1,512
Motor vehicles	175,261	168,682
Other property, plant and equipment	3,723	20,142
Total Gross	529,325	349,131

Accumulated depreciation and impairment by right of use

Land	(34,941)	(21,899)
Buildings	(15,879)	(11,943)
Plant and equipment	(20,161)	(14,037)
Information technology equipment	(473)	(428)
Fixtures and fittings	-	(1,294)
Motor vehicles	(150,824)	(113,589)
Other property, plant and equipment	(560)	(5,835)
Total	(222,838)	(169,025)

Disclosure of detailed information about reconciliation of the carrying amount of property plant and equipment explanatory [text block]
The following tables set forth the reconciliation of the carrying amount of property, plant and equipment by right of use as of December 31, 2022
and 2021:

Reconciliation of property, plant and equipment by right of use	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2022	72,384	20,682	17,198	224	218	55,093	14,307	180,106
Changes
Additions	135,407	2,531	56,720	148	-	7,827	305	202,938
Withdrawals	-	(1,101)	(15)	-	(203)	(4)	-	(1,323)
Depreciation	(12,660)	(5,400)	(7,174)	(229)	(15)	(38,596)	(1,334)	(65,408)
Increase (decrease) through net exchange differences	159	22	8	14	-	117	-	320
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	-	(10,346)	(10,346)
Increase (decrease) through others	-	(3)	(28)	-	-	-	231	200
Total changes	122,906	(3,951)	49,511	(67)	(218)	(30,656)	(11,144)	126,381
Closing balance 12-31-2022	195,290	16,731	66,709	157	-	24,437	3,163	306,487

Reconciliation of Property, Plant and Equipment by right of use	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other Property, plant and equipment	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2021	60,761	19,954	24,035	380	698	92,951	20,355	219,134
Changes
Additions	21,391	11,557	1,617	127	-	495	-	35,187
Withdrawals	(16)	(2,976)	-	-	-	(226)	(98)	(3,316)
Depreciation	(9,108)	(5,386)	(7,315)	(255)	(356)	(38,090)	(2,071)	(62,581)
Revaluation	-	(7)	-	-		(31)	-	(38)
Increase (decrease) through net exchange differences	(644)	(6)	(275)	(6)	-	21	-	(910)
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	-	(7,403)	(7,403)
Increase (decrease) through others	-	(2,454)	(864)	(22)	(124)	(27)	3,524	33
Total changes	11,623	728	(6,837)	(156)	(480)	(37,858)	(6,048)	(39,028)
Closing balance 12-31-2022	72,384	20,682	17,198	224	218	55,093	14,307	180,106

Disclosure of depreciation expense of property plant and equipment explanatory [text block]
The depreciation expense for the period ending December 31, 2022 and 2021 recognised in Property, Plant and Equipment by right of use is as follows:

	January - December
	2022	2021	2020
Depreciation for the period	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	40,539	43,284	57,785
Distribution costs	2,975	2,291	1,664
Administrative expenses	7,103	7,061	8,006
Total	50,617	52,636	67,455

Disclosure of maturity analysis of finance lease payments receivable [text block]
Reconciliation of financial lease minimum payments:

		12-31-2022
Periods	Gross ThU.S.$	Interest ThU.S.$	Present Value ThU.S.$
Less than one year	5,067	-	5,067
Between one and five years	25,750	1,882	23,868
More than five years	-	-	-
Total	30,817	1,882	28,935

		12-31-2021
Periods	Gross ThU.S.$	Interest ThU.S.$	Present Value ThU.S.$
Less than one year	27	-	27
Between one and five years	-	-	-
More than five years	-	-	-
Total	27	-	27

Summary Of Leases Excluded From Right Of Use Assets
Additionally, Arauco has recognized directly in the consolidated statement of profit or loss, the following leases excluded from right of use assets:

	January – December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Expenses from payments of variable leases	208,812	141,775	142,064
Expenses from low value leases	6,696	3,051	3,758
Expenses from short-term leases	34,857	21,993	28,120
Total	250,365	166,819	173,942